COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2018
COMMITMENTS AND CONTINGENCIES.
Schedule of future minimum lease payments under operating lease agreements

Future minimum lease payments under non-cancellable operating lease agreements at December 31, 2018 were as follows:

Year Ending December 31,
2019	2,854
2020	2,863
2021	2,777
2022	2,661
2023	2,548
Thereafter	15,669
Total	29,372